Earnings (loss) per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule of basic and diluted earnings per share

			For the period January 12,
	For the six months ended		2021 (Inception) to
	June 30, 2022		June 30, 2021
	Ordinary	Founder	Ordinary	Founder
	Shares	Shares	Shares	Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(2,839,770)	$(724,141)	$—	(15,873)

Denominator:
Weighted average shares outstanding	12,500,000	3,187,500	—	3,162,500

Basic and dilution net loss per share	$(0.23)	$(0.23)	$(0.00)	$(0.01)

	For the three months ended		For the three months ended
	June 30, 2022		June 30, 2021
	Ordinary	Founder	Ordinary	Founder
	Shares	Shares	Shares	Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(1,109,135)	$(282,829)	$—	(4,239)

Denominator:
Weighted average shares outstanding	12,500,000	3,187,500	—	3,162,500

Basic and dilution net loss per share	$(0.09)	$(0.09)	$(0.00)	$(0.00)

	For the period January 12,
	2021 (inception) through
	December 31,
	2021
	Ordinary Shares	Founder Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(478,012)	$(351,551)

Denominator:
Weighted average shares outstanding	4,284,703	3,171,069

Basic and dilution net loss per share	$(0.11)	$(0.11)

Wag Labs, Inc.
Schedule of basic and diluted earnings per share

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Numerator:
Net loss attributable to common stockholders	$(1,090)	(2,434)	$(3,440)	$(5,141)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders	6,305,282	5,638,678	6,301,362	5,636,666
Net income (loss) per share attributable to common stockholders, basic and diluted	$(0.17)	(0.43)	$(0.55)	$(0.91)

The following table shows the computation of basic and diluted loss per share for 2021 and 2020 (in thousands, except share data):

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(6,311)	$(18,839)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders	5,908,062	5,623,515
Net loss per share attributable to common stockholders, basic and diluted	$(1.07)	$(3.35)

Schedule of potential shares of common stock that were excluded from the computation of diluted net loss per share

	Six months ended June 30,
	2022	2021
Series Seed convertible preferred shares	4,502,881	4,502,881
Series A convertible preferred shares	6,072,815	6,072,815
Series B convertible preferred shares	6,694,033	6,694,033
Series C convertible preferred shares	7,275,657	7,275,657
Series P convertible preferred shares	1,100,000	—
Options and RSUs issued and outstanding	7,715,118	7,866,061
Warrants issued and outstanding	91,310	91,310
Total	33,451,814	32,502,757

The potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive are as follows:

	2021	2020
Series Seed convertible preferred shares	4,502,881	4,502,881
Series A convertible preferred shares	6,072,815	6,072,815
Series B convertible preferred shares	6,694,033	6,694,033
Series C convertible preferred shares	7,275,657	7,275,657
Options and RSUs issued and outstanding	7,754,650	7,383,320
Warrants issued and outstanding	91,310	91,310
Total	32,391,346	32,020,016